Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (552,069)	$ (516,505)
Depreciation and amortization expense	2,975	2,979
Amortization of operating lease right-of-use assets and intangible assets	2,520	368
Stock-based compensation	17,653	11,345
Vesting of restricted stock awards for employee bonus		18,617
Loss on disposal of property and equipment	2,695	64,191
Change in fair value measurement of related party notes payable and notes payable	(25,471)	22,700
Change in fair value measurement of warrant liability	95,130
Loss (gain) on foreign exchange	2,484	(845)
Loss (gain) on forgiveness of accounts payable and deposits, net (see Note 5)	5,200	(7,005)
Non-cash interest expense	10,078	41,014
Loss on extinguishment of related party notes payable, notes payable and vendor payables in trust, net	7,690	86,904
Gain on forgiveness of vendor payables in trust		(1,731)
Reserve for unrecoverable value added taxes		6,404
Other	776	842
Changes in operating assets and liabilities:
Deposits	28,136	(48,503)
Other current and non-current assets	(8,841)	(16,906)
Accounts payable	57,021	(36,625)
Accrued expenses and other current and non-current liabilities	(14,947)	31,824
Operating lease liabilities	(1,620)
Accrued interest expense	(12,468)
Transfers between vendor payables in trust and accounts payable		1,167
Net cash used in operating activities	(383,058)	(339,765)
Cash flows from investing activities
Payments for property and equipment	(123,222)	(95,681)
Net cash used in investing activities	(123,222)	(95,681)
Cash flows from financing activities
Proceeds from notes payable, net of original issuance discount	73,800	172,031
Proceeds from exercise of stock options	9,535	10,587
Payments of notes payable issuance costs	(3,834)	(3,355)
Payments of notes payable, including liquidation premium	(87,279)	(48,210)
Payments of related party notes payable	(517)	(38,217)
Proceeds from exercise of warrants	4,229
Repurchase and retirement of Common Stock	(767)
Payments of finance lease obligations	(1,888)
Payments of capital lease obligations		(3,212)
Proceeds from issuance of Class A Common Stock in the Business Combination		229,583
Proceeds from issuance of Class A Common Stock pursuant to the PIPE Financing		761,400
Transaction costs paid in connection with the Business Combination		(23,148)
Transaction costs paid in connection with the PIPE Financing		(61,130)
Payments of vendor payables in trust		(27,722)
Transfers between vendor payables in trust and accounts payable		(1,167)
Proceeds from related party notes payable		200
Payments of stock issuance costs		(1,071)
Net cash (used in) provided by financing activities	(6,721)	966,569
Effect of exchange rate changes on cash and restricted cash	1,038	(2,473)
Net (decrease) increase in cash and restricted cash	(511,963)	528,650
Cash and restricted cash, beginning of period	530,477	1,827
Cash and restricted cash, end of period	18,514	530,477
Cash	16,968	505,091
Restricted cash	1,546	25,386
Total cash and restricted cash, end of period	18,514	530,477
Supplemental disclosure of cash flow information
Cash paid for interest	13,577	6,317
Supplemental disclosure of noncash investing and financing activities
Recognition of operating ROU assets and lease liabilities as part of the adoption of ASC 842 and for new operating leases entered into during the year ended December 31, 2022	21,865
Conversion of convertible note to equity	99,481	98,375
Issuance of warrants	9,938	17,596
Additions of property and equipment included in accounts payable and accrued expenses	8,041	863
Troubled debt restructuring accounted for as a capital transaction	17,399
Liability for insufficient authorized shares related to stock options and restricted stock units	3,976
Liability for insufficient authorized shares related to earnout	2,250
Settlement of finance leases with prepaid deposit	709
Issuance pursuant to commitment to issue registered shares	32,900
Receipt of class A Common Stock in consideration of exercises of options	669
Class A Common Stock to be delivered for conversion of notes payable (Note 10)	926
Transfer of private warrants to unaffiliated parties	$ 264
Conversion of related party notes payable and related party accrued interest into Class A Common Stock		294,796
Conversion of assumed convertible and promissory notes payable into Class A Common Stock and Private Warrants		1,080
Conversion of The9 Conditional Obligation to Class A Common Stock		2,863
Supplemental disclosure of noncash investing and financing activities related to the Business Combination
Exchange of Legacy FF redeemable preference stock for a commitment to issue Class A Common Stock		859,182
Exchange of Legacy FF convertible preferred stock for a commitment to issue Class B Common Stock		697,611
Settlement of notes payable and accrued interest for a commitment to issue Class A Common Stock		68,541
Settlement of related party notes payable and related party accrued interest for a commitment to issue Class A Common Stock		69,218
Settlement of vendor payables in trust for a commitment to issue Class A Common Stock		96,186
Reclassification of deferred transaction costs paid in prior periods against the proceeds received in the Business Combination		$ 7,865